SCHEDULE OF INVESTMENT UNLISTED (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Beginning balance		$ 521
Change in fair value	$ 32	249	$ 356	$ (533)
Ending balance	$ 29	227	521
Shenzhen Qianhai Lendbang Internet Financial Services Limited Lendbang [Member]
Beginning balance		1,312	1,235
Change in fair value		(1,151)	41
Exchange difference		(67)	36
Ending balance		$ 94	$ 1,312	$ 1,235